[Letterhead of ING Americas U.S. Legal Services]

March 6, 2002

Via EDGARLink

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	MFS NWNL Variable Account: File No. 811-02997; CIK No. 0000314853
ReliaStar Select Variable Account: File No. 811-03341; CIK No. 0000356778
ReliaStar Select*Life Variable Account: File No. 811-04208; CIK No. 0000897899
United Services Variable Life Separate Account I: File No. 811-04855; CIK No. 0000802978
Northstar Variable Account: File No. 811-08224; CIK No. 0000916201

Ladies and Gentlemen:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended, (the "Act"), MFS NWNL Variable Account, ReliaStar Select Variable Account, ReliaStar Select*Life Variable Account, United Services Variable Life Separate Account I and Northstar Variable Account, each a unit investment trust, registered under the Act, recently mailed to its contract owners the annual reports for the underlying management investment companies (the "Underlying Funds"). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their annual reports with the Commission via EDGARLink. Those filings are incorporated herein by reference.

Please do not hesitate to call me at 860.273.1672 with any questions.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie